Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides a reconciliation of basic and diluted earnings per common share computations for the three and six months ended June 30, 2013 and 2012 (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Earnings per common share:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Total earnings per share	$0.57	$1.43	$0.84	$1.62

Earnings per common share - assuming dilution:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Common equivalent shares:
Restricted stock (in thousands)	10	—	5	—
Weighted-average common shares outstanding - assuming dilution (in thousands)	75,407	75,397	75,402	75,397
Earnings per common shares - assuming dilution	$0.57	$1.43	$0.84	$1.62